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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               -------------------
       This Amendment (Check only one.): [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sankaty Advisors, LLC*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* Sankaty Advisors, LLC serves as an advisor to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan S. Lavine
Title:    Manager
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan S. Lavine            Boston, MA                   5/17/10
--------------------------   ------------------------   ------------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
-------------------------       -------------------------------
28-

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          14

Form 13F Information Table Value Total:     356,957
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number            Name

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                             Sankaty Advisors, LLC.
                    Form 13F Information Table as of 3/31/10

COLUMN 1                             COLUMN 2     COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------  --------------  ---------  ------------  ------------  ----------  --------  ------------------
                                                                                                                VOTING AUTHORITY
                                                                               VALUE     INVESTMENT   OTHER    ------------------
NAME OF ISSUER                    TITLE OF CLASS    CUSIP       SHARES       (X$1000)    DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------  --------------  ---------  ------------  ------------  ----------  --------  ----  ------  ----
CASELLA WASTE SYS INC                  CL A       147448104       748,238  $      3,760   (OTHER)                             X
CHILDRENS PL RETAIL STORES I           COM        168905107     1,350,000  $     60,143   (OTHER)                             X
CIT GROUP INC                        COM NEW      125581801     1,150,536  $     44,825   (OTHER)                             X
CORE MARK HOLDING CO INC               COM        218681104        40,129  $      1,228   (OTHER)                             X
DDI CORP                          COM 0.0001 NEW  233162502     1,754,062  $      9,946   (OTHER)                             X
HUDSON CITY BANCORP                    COM        443683107     2,067,000  $     29,289   (OTHER)                             X
NRG ENERGY INC                       COM NEW      629377508     2,462,000  $     51,456   (OTHER)                             X
PACTIV CORP                            COM        695257105     2,998,000  $     75,490   (OTHER)                             X
PFIZER INC                             COM        717081103     1,263,000  $     21,660   (OTHER)                             X
SMTC Corp                              COM        832682207        77,160  $        215   (OTHER)                             X
SUPERMEDIA INC                         COM        868447103        64,503  $      2,624   (OTHER)                             X
SUPERMEDIA INC                         COM        868447103        48,823  $      1,986    (Sole)                       X
TOWN SPORTS INTL HLDGS INC             COM        89214A102     2,135,231  $      8,349   (OTHER)                             X
VALASSIS COMMUNICATIONS INC            COM        918866104     1,652,406  $     45,986   (OTHER)                             X